Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2017
Accounts Payable and Accrued Liabilities
Accounts Payable and Accrued Liabilities	Note 10 – Accounts Payable and Accrued Liabilities Accounts payable and accrued liabilities comprise the following:

	2017	2016
Accounts payable	$6.2	$9.6
Accrued liabilities	15.3	11.4
	$21.5	$21.0